Credit risk - Macroeconomic variables used in the calculation of ECL (Details)	Jun. 30, 2024	Dec. 31, 2023
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%	32.40%
Baseline | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.50%
Baseline | GDP | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Baseline | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.30%
Baseline | GDP | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.30%
Baseline | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.20%
Baseline | GDP | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Baseline | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.60%
Baseline | GDP | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | GDP | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.60%
Baseline | GDP | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Baseline | Unemployment | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.70%
Baseline | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | Unemployment | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Baseline | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | Unemployment | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Baseline | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.80%
Baseline | Unemployment | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Baseline | Unemployment | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.00%
Baseline | Unemployment | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Baseline | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.20%)	(3.30%)
Baseline | HPI | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	5.40%
Baseline | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(5.10%)
Baseline | HPI | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.40%
Baseline | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.70%
Baseline | HPI | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Baseline | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	3.10%
Baseline | HPI | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Baseline | HPI | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	5.30%
Baseline | HPI | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Baseline | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.70%
Baseline | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.90%
Baseline | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Baseline | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%
Baseline | Bank rate | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%
Baseline | Federal funds rate | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.10%
Baseline | Federal funds rate | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.00%
Baseline | Federal funds rate | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Baseline | Federal funds rate | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | Federal funds rate | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	10.80%
Downside 2 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 2 | GDP | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	2.40%
Downside 2 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.20%)	(1.50%)
Downside 2 | GDP | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.90%)	(0.60%)
Downside 2 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	(2.60%)
Downside 2 | GDP | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	(2.00%)
Downside 2 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Downside 2 | GDP | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.10%
Downside 2 | GDP | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	1.60%
Downside 2 | GDP | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.00%
Downside 2 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.20%
Downside 2 | Unemployment | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 2 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	5.20%
Downside 2 | Unemployment | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	5.20%
Downside 2 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.90%	7.90%
Downside 2 | Unemployment | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	7.20%
Downside 2 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.30%
Downside 2 | Unemployment | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.90%
Downside 2 | Unemployment | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.50%
Downside 2 | Unemployment | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.20%
Downside 2 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.60%)	(3.30%)
Downside 2 | HPI | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	5.40%
Downside 2 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(23.30%)	(19.30%)
Downside 2 | HPI | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.70%)	(6.50%)
Downside 2 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(16.80%)
Downside 2 | HPI | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	(5.70%)
Downside 2 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.60%	14.50%
Downside 2 | HPI | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	7.20%
Downside 2 | HPI | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.70%	12.40%
Downside 2 | HPI | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.40%
Downside 2 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	4.70%
Downside 2 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.60%
Downside 2 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.30%
Downside 2 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.00%
Downside 2 | Bank rate | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.00%
Downside 2 | Federal funds rate | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.10%
Downside 2 | Federal funds rate | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	6.30%
Downside 2 | Federal funds rate | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.80%
Downside 2 | Federal funds rate | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Downside 2 | Federal funds rate | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.20%	18.30%
Downside 1 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.50%
Downside 1 | GDP | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.40%
Downside 1 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.00%)	(0.60%)
Downside 1 | GDP | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.60%)	0.30%
Downside 1 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	(0.70%)
Downside 1 | GDP | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(0.20%)
Downside 1 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.00%
Downside 1 | GDP | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.50%
Downside 1 | GDP | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.60%
Downside 1 | GDP | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.90%
Downside 1 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Downside 1 | Unemployment | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 1 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	4.90%
Downside 1 | Unemployment | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.70%
Downside 1 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.30%
Downside 1 | Unemployment | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.80%
Downside 1 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.60%
Downside 1 | Unemployment | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.10%
Downside 1 | Unemployment | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.20%
Downside 1 | Unemployment | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.80%
Downside 1 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.40%)	(3.30%)
Downside 1 | HPI | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	5.40%
Downside 1 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.50%)	(12.40%)
Downside 1 | HPI | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	(1.70%)
Downside 1 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	(8.30%)
Downside 1 | HPI | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	(1.40%)
Downside 1 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.90%	8.70%
Downside 1 | HPI | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	5.20%
Downside 1 | HPI | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.80%
Downside 1 | HPI | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.80%
Downside 1 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	4.70%
Downside 1 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.80%
Downside 1 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.70%
Downside 1 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.50%
Downside 1 | Bank rate | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.30%
Downside 1 | Federal funds rate | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	5.10%
Downside 1 | Federal funds rate | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.70%
Downside 1 | Federal funds rate | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.90%
Downside 1 | Federal funds rate | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.80%
Downside 1 | Federal funds rate | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.80%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.50%	13.80%
Upside 2 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.50%
Upside 2 | GDP | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 2 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	2.40%
Upside 2 | GDP | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.80%
Upside 2 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Upside 2 | GDP | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 2 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Upside 2 | GDP | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | GDP | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 2 | GDP | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.20%
Upside 2 | Unemployment | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 2 | Unemployment | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%
Upside 2 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | Unemployment | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.60%
Upside 2 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.60%
Upside 2 | Unemployment | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.60%
Upside 2 | Unemployment | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.60%
Upside 2 | Unemployment | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.60%
Upside 2 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	(3.30%)
Upside 2 | HPI | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.40%
Upside 2 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.20%	7.80%
Upside 2 | HPI | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	6.10%
Upside 2 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	7.60%
Upside 2 | HPI | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.30%
Upside 2 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	4.50%
Upside 2 | HPI | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.50%
Upside 2 | HPI | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	5.60%
Upside 2 | HPI | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.60%
Upside 2 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.70%
Upside 2 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.30%
Upside 2 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.70%
Upside 2 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.50%
Upside 2 | Bank rate | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | Federal funds rate | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.10%
Upside 2 | Federal funds rate | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.30%
Upside 2 | Federal funds rate | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.90%
Upside 2 | Federal funds rate | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Federal funds rate | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.10%	24.70%
Upside 1 | GDP | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.50%
Upside 1 | GDP | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.40%
Upside 1 | GDP | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.00%
Upside 1 | GDP | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.50%
Upside 1 | GDP | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.30%
Upside 1 | GDP | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | GDP | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | Unemployment | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Upside 1 | Unemployment | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.70%
Upside 1 | Unemployment | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 1 | Unemployment | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 | Unemployment | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.10%
Upside 1 | Unemployment | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 | Unemployment | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.20%
Upside 1 | Unemployment | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Upside 1 | Unemployment | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.30%
Upside 1 | Unemployment | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Upside 1 | HPI | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	(3.30%)
Upside 1 | HPI | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.40%
Upside 1 | HPI | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	1.20%
Upside 1 | HPI | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.70%
Upside 1 | HPI | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.10%
Upside 1 | HPI | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Upside 1 | HPI | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%
Upside 1 | HPI | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | HPI | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	5.40%
Upside 1 | HPI | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | Bank rate | 2024 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.70%
Upside 1 | Bank rate | 2025 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.60%
Upside 1 | Bank rate | 2026 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.40%
Upside 1 | Bank rate | 2027 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.30%
Upside 1 | Bank rate | 2028 | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 1 | Federal funds rate | 2024 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.10%
Upside 1 | Federal funds rate | 2025 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.70%
Upside 1 | Federal funds rate | 2026 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%
Upside 1 | Federal funds rate | 2027 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | Federal funds rate | 2028 | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%